1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001
April 28, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Annuity Portfolios File Nos. 033-74534 and 811-08314
Ladies and Gentlemen:
Our client, Schwab Annuity Portfolios (the “Trust”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment (“PEA”) No. 26 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto.
This filing is made for the purposes of: (1) furnishing the Trust’s audited financial statements for the fiscal year ended December 31, 2009; (2) responding to the staff’s comments on PEA No. 24; and (3) making other non-material changes.
I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).
Please contact me at 215.963.5037 with any questions or comments.
Very truly yours,
/s/ Timothy W. Levin
Timothy W. Levin